CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Software licenses	$ 20,128	$ 13,364	$ 14,437
Maintenance and services	15,524	11,833	11,042
Total revenues	35,652	25,197	25,479
Operating expenses:
Cost of software licenses	890	748	831
Cost of maintenance and services	2,431	1,384	1,525
Research and development	9,316	7,756	7,748
Selling and marketing	19,136	11,793	9,833
General and administrative	3,944	3,574	3,024
Total operating expenses	35,717	25,255	22,961
Operating (loss) income	(65)	(58)	2,518
Financial expenses, net	893	627	1,241
(Loss) income before taxes on income	(958)	(685)	1,277
Taxes on income (income tax benefit)	734	(56)	(209)
Net (loss) income	$ (1,692)	$ (629)	$ 1,486
Basic net (loss) income per share	$ (0.11)	$ (0.05)	$ 0.14
Weighted average number of shares used in computing basic net (loss) income per share	15,024	11,474	10,716
Diluted net (loss) income per share	$ (0.11)	$ (0.05)	$ 0.12
Weighted average number of shares used in computing Diluted net income (loss) per share	15,024	11,474	12,311